Liabilities assumed from time charters attached (Tables)	6 Months Ended
Jun. 30, 2024
Liabilities Assumed From Time Charters Attached
Liabilities assumed from time charters attached - Unamortized balance expected to be amortized (table)

Period/ Year	Amount
July 1 to December 31, 2024	$10,928
2025	15,153
2026	4,906
2027	2,580
Liabilities assumed from time charters attached	$33,567